                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.):    [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Management, LLC*
          ----------------------------------
Address:  111 Huntington Avenue
          ---------------------
          Boston, MA  02199
          -----------------

Form 13F File Number:   28-06625
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Edgar Brakeman, III
          -----------------------
Title:    Managing Member
          ---------------
Phone:    (617) 516-2000
          --------------

Signature, Place, and Date of Signing:
     /s/ Roy Edgar Brakeman, III   Boston, MA         11/14/01
     ---------------------------   ----------        ----------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2
                                         ----------

Form 13F Information Table Entry Total:     89
                                         ----------

Form 13F Information Table Value Total:  $1,698,597
                                         ----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number    Name

     1             28-06946                Brookside Capital Partners Fund, L.P.
----------         --------                -------------------------------------

     2             28-06924                Brookside Capital Investors, L.P.
----------         --------                -------------------------------------

                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    For 13F Information Table as of 09/30/01


                                                                     Shares or       Value    Investment  Other     Voting Authority
Name of Issuer                          Title of Class      Cusip   PRN amount      (x$1000)  Discretion Managers   Sole Shares None
ACE LTD.                                ORD              G0070K103   2,740,000  SH    $ 79,104      SOLE                         X
ADELPHI COMM BONDS 6%  2/15/06          SBDSC CV 6%06    006848B69   5,000,000  PRN   $  3,519      SOLE                         X
ADELPHIA COMMUNICATIONS                 CL A             006848105   2,705,300  SH    $ 60,058      SOLE                         X
ADVANCED NEUROMODULATION SYSTEMS, INC   COM              00757T101     507,300  SH    $ 10,501      SOLE                         X
ALLTEL CORP.                            COM              020039103     700,000  SH    $ 40,565      SOLE                         X
AMAZON.COM 4.75% 02/01/09               SBDSC CV 4.75%09 023135AF3  80,000,000  PRN   $ 30,920      SOLE                         X
AMDOCS LTD.                             ORD              G02602103   2,456,900  SH    $ 65,476      SOLE                         X
ABERCROMBIE & FITCH CO.                 CL A             002896207     328,300  SH    $  5,775      SOLE                         X
AOL TIME WARNER, INC.                   COM              00184A105     683,600  SH    $ 22,627      SOLE                         X
ARIBA, INC.                             COM              04033V104   2,446,494  SH    $  4,550      SOLE                         X
AT&T WIRELESS SERVICES INC.             COM              00209A106     600,000  SH    $  8,964      SOLE                         X
BALLYS TOTAL FITNESS HOLDINGS CORP.     COM              05873K108   1,181,600  SH    $ 23,998      SOLE                         X
BEA SYSTEMS, INC.                       COM              073325102     462,300  SH    $  4,433      SOLE                         X
BEI MED SYS, INC.                       COM              05538E109   1,328,633  SH    $  4,028      SOLE                         X
BROADVISION, INC.                       COM              111412102   1,546,227  SH    $  1,407      SOLE                         X
CDW COMPUTER CTRS, INC.                 COM              125129106     300,000  SH    $ 10,854      SOLE                         X
COMCAST CORP.                           CL A SPL         200300200     842,500  SH    $ 30,220      SOLE                         X
CORVAS INTL, INC.                       COM              221005101     206,000  SH    $  1,185      SOLE                         X
COSTCO WHSL CORP. NEW                   COM              22160K105     513,766  SH    $ 18,270      SOLE                         X
CYBERONICS, INC.                        COM              23251P102     555,100  SH    $  8,748      SOLE                         X
DELL COMPUTER CORP.                     COM              247025109   1,206,007  SH    $ 22,347      SOLE                         X
DOLLAR GEN CORP.                        COM              256669102   4,382,700  SH    $ 51,278      SOLE                         X
DOUBLECLICK, INC.                       COM              258609304     412,500  SH    $  2,351      SOLE                         X
DURECT CORP.                            COM              266605104   3,990,514  SH    $ 38,628      SOLE                         X
EDISON SCHOOLS INC.                     COM              281033100     497,400  SH    $  7,511      SOLE                         X
ELOYALTY CORP.                          COM              290151109   3,691,452  SH    $  2,067      SOLE                         X
EMISPHERE TECHNOLOGIES, INC.            COM              291345106     625,000  SH    $ 11,938      SOLE                         X
EPRISE CORP.                            COM              294352109     331,862  SH    $    309      SOLE
EXTREME NETWORKS, INC.                  COM              30226D106   2,420,000  SH    $ 16,722      SOLE                         X
FAIRCHILD SEMICONDUCTOR INTL.           CL A             303726103     834,300  SH    $ 13,391      SOLE                         X
FEDERAL HOME LN MTG CORP.               COM              313400301   2,700,000  SH    $175,500      SOLE                         X
GREY GLOBAL GROUP, INC.                 COM              39787M108      74,148  SH    $ 41,004      SOLE                         X
GUIDANT CORP.                           COM              401698105   2,173,700  SH    $ 83,687      SOLE                         X
HOMESTORE.COM, INC.                     COM              437852106     849,900  SH    $  6,502      SOLE                         X
IMPAX LABORATORIES                      COM              45256B101   1,250,000  SH    $ 16,363      SOLE                         X
INSIGHT ENTERPRISES, INC.               COM              45765U103     950,885  SH    $ 13,446      SOLE                         X
INTERMUNE, INC.                         COM              45884X103     207,800  SH    $  7,948      SOLE                         X
INTERNATIONAL BUSINESS MACH.            COM              459200101     104,400  SH    $  9,636      SOLE                         X
INVITROGEN CORP.                        COM              46185R100     374,100  SH    $ 24,601      SOLE                         X
INTERNET SEC SYS, INC.                  COM              46060X107     550,000  SH    $  5,011      SOLE                         X
IONA TECHNOLOGIES PLC.                  ADR              46206P109     264,673  SH    $  2,059      SOLE
KNIGHT-RIDDER, INC.                     COM              499040103     444,200  SH    $ 24,809      SOLE                         X
LAMAR ADVERTISING                       CL A             512815101     577,500  SH    $ 17,510      SOLE                         X
LEAP WIRELESS INTERNATIONAL, INC.       COM              521863100     100,000  SH    $  1,570      SOLE                         X
LEXMARK INTERNATIONAL NEW               CL A             529771107   1,725,200  SH    $ 77,134      SOLE                         X
LIBERTY MEDIA CORP. NEW                 COM SER A        530718105   1,342,400  SH    $ 17,048      SOLE                         X
MECATOR SOFTWARE, INC.                  COM              587587106   2,189,084  SH    $  2,386      SOLE                         X
MERCURY INTERACTIVE CORP.               COM              589405109   3,326,700  SH    $ 63,340      SOLE                         X
MICROMUSE INC.                          COM              595094103     378,700  SH    $  2,151      SOLE                         X
MICROSOFT CORP.                         COM              594918104     217,088  SH    $ 11,108      SOLE                         X
NETWORK ASSOCS, INC.                    COM              640938106   1,782,165  SH    $ 22,972      SOLE                         X
NIKE, INC.                              CL B             654106103     200,000  SH    $  9,362      SOLE                         X
NOVEN PHARMACEUTICALS, INC.             COM              670009109     504,935  SH    $  9,139      SOLE                         X
OSI PHARMACEUTICALS, INC.               COM              671040103     126,500  SH    $  4,111      SOLE                         X
PRIORITY HEALTHCARE CORP.               CL B             74264J102     410,000  SH    $  9,840      SOLE                         X
PROVIDIAN FINL CORP.                    COM              74406A102   2,550,000  SH    $ 51,383      SOLE                         X
QIAGEN N.V.                             COM              748992112      70,000  SH    $  1,030      SOLE                         X
RADIAN GROUP, INC.                      COM              750236101     100,000  SH    $  3,850      SOLE                         X
REEBOK INTL LTD.                        COM              758110100     276,100  SH    $  5,715      SOLE                         X
RF MICRO DEVICES, INC.                  COM              749941100     344,500  SH    $  5,726      SOLE                         X
RITA MED SYS, INC. DEL                  COM              76774E103     325,000  SH    $    926      SOLE                         X
SAFEWAY INC.                            COM NEW          786514208     150,000  SH    $  5,958      SOLE                         X
SALIX PHARMACEUTICALS LTD.              ORG              G77770108     442,900  SH    $  5,913      SOLE                         X
SERENA SOFTWARE INC.                    COM              817492101     999,525  SH    $ 11,644      SOLE                         X
SERONO SA                               ADR              81752M101     500,000  SH    $  9,490      SOLE                         X
SIEBEL SYS, INC.                        COM              826170102   2,779,200  SH    $ 36,157      SOLE                         X
SILGAN HOLDINGS, INC.                   COM              827048109     669,450  SH    $ 12,251      SOLE                         X
SMARTFORCE PUB LTD. CO.                 ADR              83170A206     250,000  SH    $  4,090      SOLE                         X
SPRINT CORP.                            PCS COM SER 1    852061506   1,000,000  SH    $ 26,290      SOLE                         X
STEEL DYNAMICS, INC.                    COM              858119100   1,206,500  SH    $ 11,932      SOLE                         X
STILLWELL FINL INC.                     COM              860831106   1,750,000  SH    $ 34,125      SOLE                         X
TECHNOLOGY SOLUTIONS CO                 COM              87872T108   2,707,200  SH    $  5,685      SOLE                         X
TEKELEC                                 COM              879101103     738,800  SH    $  9,730      SOLE                         X
TEKELEC 3.25% 11/2/04 NC3               SBDSC CV 3.25%04 879101AA1  20,000,000  PRN   $ 18,600      SOLE                         X
THE PMI GROUP, INC.                     COM              69344M101     100,000  SH    $  6,239      SOLE                         X
TIBCO SOFTWARE, INC.                    COM              88632Q103   2,271,557  SH    $ 16,673      SOLE                         X
TIMBERLAND COMPANY                      CL A             887100105     228,000  SH    $  6,179      SOLE                         X
TMP WORLDWIDE, INC.                     COM              872941109     518,700  SH    $ 14,726      SOLE                         X
UROLOGIX, INC.                          COM              917273104      87,000  SH    $  1,183      SOLE                         X
US BANCORP DEL                          COM NEW          902973304   1,600,000  SH    $ 35,488      SOLE                         X
VENATOR GROUP, INC.                     COM              922944103     624,100  SH    $  9,518      SOLE                         X
VESTCOM INTL, INC.                      COM              924904105   1,150,700  SH    $  3,395      SOLE                         X
VIDAMED, INC.                           COM              926530106     369,500  SH    $  1,411      SOLE                         X
VIGNETTE CORP.                          COM              926734104     935,000  SH    $  3,310      SOLE                         X
VISIBLE GENETICS INC.                   COM              92829S104     106,800  SH    $  2,115      SOLE                         X
WATERS CORP.                            COM              941848103     848,300  SH    $ 30,344      SOLE                         X
WATSON PHARMACEUTICALS, INC.            COM              942683103     193,000  SH    $ 10,559      SOLE                         X
WOMENS FIRST HEALTHCARE                 COM              978150100     750,000  SH    $  6,188      SOLE                         X
ZALE CORP.                              COM              988858106   1,162,900  SH    $ 30,794      SOLE                         X


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